Investment securities and fair value disclosure (Tables)	12 Months Ended
Mar. 31, 2015
Investment securities and fair value disclosure
Schedule of investment securities at cost and at fair value

	As of March 31, 2014
	Original cost	Gross unrealized gains	Gross unrealized losses	Provision for decline in value	Fair value
	(in millions of RMB)
Assets
Trading securities:
Listed equity securities	624	105	(61)	—	668
Financial derivatives	31	107	(4)	—	134
Equity fund	183	18	—	—	201
Available-for-sale securities:
Listed equity securities	890	299	—	—	1,189
Held-to-maturity investment securities	1,229	—	—	—	1,229
Convertible bond accounted for under the fair value option	1,044	—	—	—	1,044

	4,001	529	(65)	—	4,465

	As of March 31, 2015
	Original cost	Gross unrealized gains	Gross unrealized losses	Provision for decline in value	Fair value
	(in millions of RMB)
Assets
Trading securities:
Listed equity securities	619	115	(58)	—	676
Financial derivatives	86	532	(1)	—	617
Available-for-sale securities:
Listed equity securities and other treasury investments	8,261	3,822	(446)	—	11,637
Equity fund	184	52	—	—	236
Held-to-maturity investment securities	1,384	—	—	—	1,384
Convertible bonds accounted for under the fair value option	3,983	150	(414)	—	3,719

	14,517	4,671	(919)	—	18,269

Table of assets and liabilities that are measured at fair value on a recurring basis and categorized using the fair value hierarchy

	As of March 31, 2014
	Level 1	Level 2	Level 3	Total
	(in millions of RMB)
Assets
Short-term investments	10,587	—	—	10,587
Restricted cash	4,921	—	—	4,921
Trading securities:
Listed equity securities	668	—	—	668
Financial derivatives	—	134	—	134
Equity fund	201	—	—	201
Available-for-sale securities:
Listed equity securities	1,189	—	—	1,189
Interest rate swaps	—	138	—	138
Convertible bond accounted for under the fair value option	—	—	1,044	1,044

	17,566	272	1,044	18,882

Liabilities
Contingent consideration in relation to investments and acquisitions	—	—	326	326

	As of March 31, 2015
	Level 1	Level 2	Level 3	Total
	(in millions of RMB)
Assets
Short-term investments	14,148	—	—	14,148
Restricted cash	2,297	—	—	2,297
Trading securities:
Listed equity securities	676	—	—	676
Financial derivatives	—	617	—	617
Available-for-sale securities:
Listed equity securities	11,637	—	—	11,637
Equity fund	236	—	—	236
Convertible bond accounted for under the fair value option	—	—	3,719	3,719

	28,994	617	3,719	33,330

Liabilities
Contingent consideration in relation to investments and acquisitions	—	—	1,278	1,278

Schedule of rolling forward of convertible bonds accounted for under the fair value option

Amounts
(in millions of RMB)
Balance at April 1, 2012 and March 31, 2013	—

Additions (Note 4(p))	1,044
Increase in fair value	—

Balance at March 31, 2014	1,044
Additions (Note 4(k))	2,944
Decrease in fair value	(264)
Foreign currency translation adjustments	(5)

Balance at March 31, 2015	3,719

Schedule of rolling forward of contingent consideration and put liability in relation to investments and acquisitions

Amounts
(in millions of RMB)
Balance at April 1, 2012	104
Increase in fair value	13

Balance at March 31, 2013	117
Additions	31
Increase in fair value	178

Balance at March 31, 2014	326
Repayment	(227)
Additions (Note 4(h))	1,094
Increase in fair value	85

Balance at March 31, 2015	1,278